General (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 ₪ / shares	Dec. 31, 2024 ₪ / shares	Feb. 28, 2023 ₪ / shares
General [Abstract]
Ordinary shares, par value (in New Shekels per share) | ₪ / shares				₪ 0.05	₪ 0.05	₪ 0.05
Net loss	$ (6,020)	$ (3,353)	$ (695)
Accumulative deficit	(41,044)	(35,024)
Working Capital	$ 11,116
Net amounts raised		$ 12,286